Condensed Consolidated Statements of Financial Condition (Current Period Unaudited) (Parentheticals) - $ / shares	Jun. 30, 2016	Apr. 27, 2016	Sep. 30, 2015	Sep. 30, 2014
Preferred stock, par value (in dollars per share)	$ 0.01		$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	10,000,000		10,000,000	10,000,000
Preferred stock, shares outstanding (in shares)	0		0	0
Common stock, par value (in dollars per share)	$ 0.02	$ 0.02	$ 0.02	$ 0.02
Common stock, shares authorized (in shares)	150,000,000		150,000,000	150,000,000
Common stock, shares issued (in shares)	12,440,035		12,473,968	12,464,941
Common stock, shares outstanding (in shares)	12,440,035		12,473,968	12,464,941